Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000221900 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000221900 | AssetAsset-Backed SecuritiesFR_94950CAL0
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000221900 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000221900 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89180LAA6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221900 | AssetCorporate Bonds & NotesFR_345397G23
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221900 | AssetU.S. Treasury ObligationsFR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221900 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221900 | AssetMunicipal Bonds & NotesFR_38122NB76
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221900 | AssetShort-Term InstrumentsFR_912797SP3_0.010
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221900 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221900 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221900 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(104.70%)
C000221899 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221899 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(99.30%)
C000221899 | AssetU.S. Treasury ObligationsFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000221899 | AssetReal Estate Investment TrustsFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221899 | AssetU.S. Government AgenciesFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000221899 | AssetAsset-Backed SecuritiesFR_55822AAW7
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221899 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221899 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LB73
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221899 | AssetCorporate Bonds & NotesFR_ACI24KGY1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221899 | AssetCommon StocksFR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221899 | AssetSale-Buyback Financing TransactionsFR_PG3G26CPJBB5559
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000221899 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000221899 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237352 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237352 | AssetU.S. Treasury ObligationsFR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237352 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237352 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(104.40%)
C000237352 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237352 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	110.60%
C000237352 | AssetAsset-Backed SecuritiesFR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000237352 | AssetNon-Agency Mortgage-Backed SecuritiesFR_268432AA9
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000237352 | AssetCorporate Bonds & NotesFR_694308KF3
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237352 | AssetMunicipal Bonds & NotesFR_93976AAH5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237352 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000046098 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000046098 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046098 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000046098 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000046098 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000046098 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046098 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000046098 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046098 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046098 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046098 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046098 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046098 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046098 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000046103 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000046103 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000046103 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000046103 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000046103 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046103 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000046103 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046103 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046103 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046103 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046103 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046103 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046103 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000046099 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000046099 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046099 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000046099 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000046099 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000046099 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046099 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000046099 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046099 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046099 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046099 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046099 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046099 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046099 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000046102 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000046102 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000046102 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000046102 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000046102 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046102 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000046102 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046102 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046102 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046102 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046102 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046102 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046102 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064169 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000064169 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064169 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000064169 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000064169 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000064169 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000064169 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000064169 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064169 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064169 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064169 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064169 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064169 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064169 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000046101 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000046101 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046101 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000046101 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000046101 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000046101 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046101 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000046101 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046101 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046101 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046101 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046101 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046101 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046101 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200460 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000200460 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200460 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.40%)
C000200460 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06746DAL1
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000200460 | AssetAsset-Backed SecuritiesFR_04016NBH5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000200460 | AssetSovereign IssuesFR_968DPUII1
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200460 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000200460 | AssetCorporate Bonds & NotesFR_06738ECJ2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000200460 | AssetLoan Participations and AssignmentsFR_BA000KP88
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200460 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200460 | AssetReal Estate Investment TrustsFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200460 | AssetU.S. Government Agencies_SSFR_01F042640_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200460 | AssetShort-Term InstrumentsFR_958ZIBII4_23.600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200460 | AssetAffiliated InvestmentsFR_958WDX907_5percent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026645 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026645 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026645 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000026645 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000026645 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026645 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026645 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026645 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026645 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026645 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026645 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026645 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026645 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026644 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026644 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026644 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000026644 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000026644 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026644 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026644 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026644 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026644 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026644 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026644 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026644 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026644 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026647 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026647 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026647 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000026647 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000026647 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026647 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026647 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026647 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026647 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026647 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026647 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026647 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026647 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026643 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026643 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026643 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000026643 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000026643 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026643 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026643 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026643 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026643 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026643 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026643 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026643 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026643 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064155 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064155 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000064155 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000064155 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000064155 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000064155 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000064155 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064155 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064155 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064155 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064155 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064155 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026649 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000026649 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000026649 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026649 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026649 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026649 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026649 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026649 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026649 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026649 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026649 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200452 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200452 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200452 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000200452 | AssetU.S. Government AgenciesFR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000200452 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000200452 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12595VAD9
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000200452 | AssetU.S. Treasury ObligationsFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000200452 | AssetSovereign IssuesFR_ACI1MJRS7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200452 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000200452 | AssetLoan Participations and AssignmentsFR_944ZSGII9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200452 | AssetMunicipal Bonds & NotesFR_650036BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200452 | AssetPreferred SecuritiesFR_19075QAD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200452 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103224 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103224 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000103224 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000103224 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000103224 | AssetCorporate Bonds & NotesFR_78442PGE0
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000103224 | AssetSovereign IssuesFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000103224 | AssetLoan Participations and AssignmentsFR_47077DAM2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000103224 | AssetAsset-Backed SecuritiesFR_61752JAA8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103224 | AssetU.S. Treasury ObligationsFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103224 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02150GAX6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103224 | AssetWarrantsFR_944QDN909
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000103224 | AssetShort-Term InstrumentsFR_971NSU009_5.250
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103225 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103225 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000103225 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000103225 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000103225 | AssetCorporate Bonds & NotesFR_78442PGE0
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000103225 | AssetSovereign IssuesFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000103225 | AssetLoan Participations and AssignmentsFR_47077DAM2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000103225 | AssetAsset-Backed SecuritiesFR_61752JAA8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103225 | AssetU.S. Treasury ObligationsFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103225 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02150GAX6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103225 | AssetWarrantsFR_944QDN909
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000103225 | AssetShort-Term InstrumentsFR_971NSU009_5.250
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103220 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103220 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000103220 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000103220 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000103220 | AssetCorporate Bonds & NotesFR_78442PGE0
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000103220 | AssetSovereign IssuesFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000103220 | AssetLoan Participations and AssignmentsFR_47077DAM2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000103220 | AssetAsset-Backed SecuritiesFR_61752JAA8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103220 | AssetU.S. Treasury ObligationsFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103220 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02150GAX6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103220 | AssetWarrantsFR_944QDN909
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000103220 | AssetShort-Term InstrumentsFR_971NSU009_5.250
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103221 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103221 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000103221 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000103221 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000103221 | AssetCorporate Bonds & NotesFR_78442PGE0
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000103221 | AssetSovereign IssuesFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000103221 | AssetLoan Participations and AssignmentsFR_47077DAM2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000103221 | AssetAsset-Backed SecuritiesFR_61752JAA8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103221 | AssetU.S. Treasury ObligationsFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103221 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02150GAX6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103221 | AssetWarrantsFR_944QDN909
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000103221 | AssetShort-Term InstrumentsFR_971NSU009_5.250
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026674 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026674 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000026674 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026674 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026674 | AssetCorporate Bonds & NotesFR_35640YAJ6
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026674 | AssetSovereign IssuesFR_221597CV7
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000026674 | AssetAsset-Backed SecuritiesFR_36244KAE5
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026674 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61915CAA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026674 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026674 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026674 | AssetPreferred SecuritiesFR_808513AR6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026674 | AssetConvertible Bonds & NotesFR_ACI1VXDF9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026674 | AssetCommon StocksFR_ACI012L97
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026674 | AssetShort-Term InstrumentsFR_ACI2WXR79_4.000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026673 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026673 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000026673 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026673 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026673 | AssetCorporate Bonds & NotesFR_35640YAJ6
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026673 | AssetSovereign IssuesFR_221597CV7
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000026673 | AssetAsset-Backed SecuritiesFR_36244KAE5
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026673 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61915CAA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026673 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026673 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026673 | AssetPreferred SecuritiesFR_808513AR6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026673 | AssetConvertible Bonds & NotesFR_ACI1VXDF9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026673 | AssetCommon StocksFR_ACI012L97
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026673 | AssetShort-Term InstrumentsFR_ACI2WXR79_4.000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000026676 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026676 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026676 | AssetCorporate Bonds & NotesFR_35640YAJ6
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026676 | AssetSovereign IssuesFR_221597CV7
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000026676 | AssetAsset-Backed SecuritiesFR_36244KAE5
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026676 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61915CAA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026676 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026676 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026676 | AssetPreferred SecuritiesFR_808513AR6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026676 | AssetConvertible Bonds & NotesFR_ACI1VXDF9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026676 | AssetCommon StocksFR_ACI012L97
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026676 | AssetShort-Term InstrumentsFR_ACI2WXR79_4.000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026672 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026672 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000026672 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026672 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026672 | AssetCorporate Bonds & NotesFR_35640YAJ6
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026672 | AssetSovereign IssuesFR_221597CV7
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000026672 | AssetAsset-Backed SecuritiesFR_36244KAE5
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026672 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61915CAA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026672 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026672 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026672 | AssetPreferred SecuritiesFR_808513AR6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026672 | AssetConvertible Bonds & NotesFR_ACI1VXDF9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026672 | AssetCommon StocksFR_ACI012L97
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026672 | AssetShort-Term InstrumentsFR_ACI2WXR79_4.000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064160 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064160 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000064160 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064160 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000064160 | AssetCorporate Bonds & NotesFR_35640YAJ6
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000064160 | AssetSovereign IssuesFR_221597CV7
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000064160 | AssetAsset-Backed SecuritiesFR_36244KAE5
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000064160 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61915CAA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064160 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064160 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064160 | AssetPreferred SecuritiesFR_808513AR6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064160 | AssetConvertible Bonds & NotesFR_ACI1VXDF9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064160 | AssetCommon StocksFR_ACI012L97
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064160 | AssetShort-Term InstrumentsFR_ACI2WXR79_4.000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200455 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200455 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000200455 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200455 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200455 | AssetCorporate Bonds & NotesFR_35640YAJ6
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000200455 | AssetSovereign IssuesFR_221597CV7
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000200455 | AssetAsset-Backed SecuritiesFR_36244KAE5
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000200455 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61915CAA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200455 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200455 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200455 | AssetPreferred SecuritiesFR_808513AR6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200455 | AssetConvertible Bonds & NotesFR_ACI1VXDF9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200455 | AssetCommon StocksFR_ACI012L97
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200455 | AssetShort-Term InstrumentsFR_ACI2WXR79_4.000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000221063 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000221063 | AssetCorporate Bonds & NotesFR_ACI2YQ7R0
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221063 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221063 | AssetAsset-Backed SecuritiesFR_64352VNL1
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221063 | AssetNon-Agency Mortgage-Backed SecuritiesFR_26210YAL0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221063 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221063 | AssetLoan Participations and AssignmentsFR_BA000QF03
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221063 | AssetPreferred SecuritiesFR_78500B205
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221063 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000221063 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000221062 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221062 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000221062 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000221062 | AssetCorporate Bonds & NotesFR_ACI2YQ7R0
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221062 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221062 | AssetAsset-Backed SecuritiesFR_64352VNL1
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221062 | AssetNon-Agency Mortgage-Backed SecuritiesFR_26210YAL0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221062 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221062 | AssetLoan Participations and AssignmentsFR_BA000QF03
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221062 | AssetPreferred SecuritiesFR_78500B205
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221062 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000221062 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000221064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000221064 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000221064 | AssetCorporate Bonds & NotesFR_ACI2YQ7R0
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221064 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221064 | AssetAsset-Backed SecuritiesFR_64352VNL1
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221064 | AssetNon-Agency Mortgage-Backed SecuritiesFR_26210YAL0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221064 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221064 | AssetLoan Participations and AssignmentsFR_BA000QF03
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221064 | AssetPreferred SecuritiesFR_78500B205
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221064 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000221064 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000221065 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221065 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000221065 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000221065 | AssetCorporate Bonds & NotesFR_ACI2YQ7R0
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221065 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221065 | AssetAsset-Backed SecuritiesFR_64352VNL1
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221065 | AssetNon-Agency Mortgage-Backed SecuritiesFR_26210YAL0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221065 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221065 | AssetLoan Participations and AssignmentsFR_BA000QF03
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221065 | AssetPreferred SecuritiesFR_78500B205
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221065 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000221065 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000221066 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221066 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000221066 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000221066 | AssetCorporate Bonds & NotesFR_ACI2YQ7R0
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221066 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221066 | AssetAsset-Backed SecuritiesFR_64352VNL1
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221066 | AssetNon-Agency Mortgage-Backed SecuritiesFR_26210YAL0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221066 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221066 | AssetLoan Participations and AssignmentsFR_BA000QF03
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221066 | AssetPreferred SecuritiesFR_78500B205
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221066 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000221066 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026548 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026548 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000026548 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000026548 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026548 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026548 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000026548 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026548 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026547 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026547 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000026547 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000026547 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026547 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026547 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000026547 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026547 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026550 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026550 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000026550 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000026550 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026550 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026550 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000026550 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026550 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026546 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026546 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000026546 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000026546 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026546 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026546 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026546 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026546 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064138 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064138 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000064138 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000064138 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064138 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064138 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000064138 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064138 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026552 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026552 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000026552 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000026552 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026552 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026552 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000026552 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026552 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200441 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200441 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000200441 | AssetCorporate Bonds & NotesFR_92943GAH4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000200441 | AssetU.S. Treasury ObligationsFR_91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200441 | AssetLoan Participations and AssignmentsFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200441 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000200441 | AssetShort-Term InstrumentsFR_912797SX6_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200441 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091652 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091652 | AssetCorporate Bonds & NotesFR_35641AAB4
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000091652 | AssetU.S. Treasury ObligationsFR_91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091652 | AssetLoan Participations and AssignmentsFR_84748EAF7
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091652 | AssetCommon StocksFR_937WQA909
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091652 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091652 | AssetWarrantsFR_761913110
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091652 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000091653 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091653 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091653 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091653 | AssetCorporate Bonds & NotesFR_35641AAB4
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000091653 | AssetU.S. Treasury ObligationsFR_91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091653 | AssetLoan Participations and AssignmentsFR_84748EAF7
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091653 | AssetCommon StocksFR_937WQA909
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091653 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091653 | AssetWarrantsFR_761913110
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000091648 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091648 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091648 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091648 | AssetCorporate Bonds & NotesFR_35641AAB4
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000091648 | AssetU.S. Treasury ObligationsFR_91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091648 | AssetLoan Participations and AssignmentsFR_84748EAF7
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091648 | AssetCommon StocksFR_937WQA909
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091648 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091648 | AssetWarrantsFR_761913110
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000091649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091649 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091649 | AssetCorporate Bonds & NotesFR_35641AAB4
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000091649 | AssetU.S. Treasury ObligationsFR_91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091649 | AssetLoan Participations and AssignmentsFR_84748EAF7
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091649 | AssetCommon StocksFR_937WQA909
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091649 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091649 | AssetWarrantsFR_761913110
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200463 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200463 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200463 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200463 | AssetCorporate Bonds & NotesFR_35641AAB4
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000200463 | AssetU.S. Treasury ObligationsFR_91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200463 | AssetLoan Participations and AssignmentsFR_84748EAF7
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200463 | AssetCommon StocksFR_937WQA909
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200463 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200463 | AssetWarrantsFR_761913110
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075114 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.40%)
C000075114 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075114 | AssetCorporate Bonds & NotesFR_16411RAN9
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000075114 | AssetU.S. Treasury ObligationsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000075114 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000075114 | AssetSovereign IssuesFR_ACI2WZRP4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075114 | AssetPreferred SecuritiesFR_17327CAV5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075114 | AssetMunicipal Bonds & NotesFR_130685C81
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075114 | AssetLoan Participations and AssignmentsFR_23803RAE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075114 | AssetAsset-Backed SecuritiesFR_72132WAN9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075114 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69392TAL1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075114 | AssetConvertible Bonds & NotesFR_ACI30G0R4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075114 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075116 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.40%)
C000075116 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075116 | AssetCorporate Bonds & NotesFR_16411RAN9
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000075116 | AssetU.S. Treasury ObligationsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000075116 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000075116 | AssetSovereign IssuesFR_ACI2WZRP4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075116 | AssetPreferred SecuritiesFR_17327CAV5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075116 | AssetMunicipal Bonds & NotesFR_130685C81
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075116 | AssetLoan Participations and AssignmentsFR_23803RAE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075116 | AssetAsset-Backed SecuritiesFR_72132WAN9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075116 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69392TAL1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075116 | AssetConvertible Bonds & NotesFR_ACI30G0R4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075116 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098429 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098429 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098429 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098429 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000098429 | AssetCorporate Bonds & NotesFR_922966AC0
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000098429 | AssetU.S. Treasury ObligationsFR_91282CQC8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098429 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098429 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098430 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098430 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098430 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098430 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000098430 | AssetCorporate Bonds & NotesFR_922966AC0
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000098430 | AssetU.S. Treasury ObligationsFR_91282CQC8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098430 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098430 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098425 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098425 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098425 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098425 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000098425 | AssetCorporate Bonds & NotesFR_922966AC0
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000098425 | AssetU.S. Treasury ObligationsFR_91282CQC8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098425 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098425 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098426 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098426 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098426 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098426 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000098426 | AssetCorporate Bonds & NotesFR_922966AC0
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000098426 | AssetU.S. Treasury ObligationsFR_91282CQC8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098426 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098426 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026513 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026513 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.40%)
C000026513 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000026513 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000026513 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026513 | AssetAsset-Backed SecuritiesFR_12666VAD3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026513 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12639PAA6
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026513 | AssetCorporate Bonds & NotesFR_05964HBJ3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026513 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026513 | AssetU.S. Treasury ObligationsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026513 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026513 | AssetU.S. Government Agencies_SSFR_01F062648_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026513 | AssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026514 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026514 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.40%)
C000026514 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000026514 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000026514 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026514 | AssetAsset-Backed SecuritiesFR_12666VAD3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026514 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12639PAA6
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026514 | AssetCorporate Bonds & NotesFR_05964HBJ3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026514 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026514 | AssetU.S. Treasury ObligationsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026514 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026514 | AssetU.S. Government Agencies_SSFR_01F062648_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026514 | AssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026511 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026511 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.40%)
C000026511 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000026511 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000026511 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026511 | AssetAsset-Backed SecuritiesFR_12666VAD3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026511 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12639PAA6
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026511 | AssetCorporate Bonds & NotesFR_05964HBJ3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026511 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026511 | AssetU.S. Treasury ObligationsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026511 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026511 | AssetU.S. Government Agencies_SSFR_01F062648_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026511 | AssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064131 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064131 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.40%)
C000064131 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000064131 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000064131 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064131 | AssetAsset-Backed SecuritiesFR_12666VAD3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000064131 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12639PAA6
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064131 | AssetCorporate Bonds & NotesFR_05964HBJ3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064131 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000064131 | AssetU.S. Treasury ObligationsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064131 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064131 | AssetU.S. Government Agencies_SSFR_01F062648_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064131 | AssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000200437 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200437 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.40%)
C000200437 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200437 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000200437 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200437 | AssetAsset-Backed SecuritiesFR_12666VAD3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000200437 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12639PAA6
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000200437 | AssetCorporate Bonds & NotesFR_05964HBJ3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200437 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200437 | AssetU.S. Treasury ObligationsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200437 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200437 | AssetU.S. Government Agencies_SSFR_01F062648_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200437 | AssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222832 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.40%)
C000222832 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000222832 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000222832 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222832 | AssetAsset-Backed SecuritiesFR_12666VAD3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222832 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12639PAA6
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000222832 | AssetCorporate Bonds & NotesFR_05964HBJ3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000222832 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222832 | AssetU.S. Treasury ObligationsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222832 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222832 | AssetU.S. Government Agencies_SSFR_01F062648_05257_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222832 | AssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000152877 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000152877 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152877 | AssetCorporate Bonds & NotesFR_ACI2MB1B7
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000152877 | AssetPreferred SecuritiesFR_38141GA79
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000152877 | AssetSovereign IssuesFR_ACI2SNH69
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152877 | AssetShort-Term InstrumentsFR_912797TE7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152878 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000152878 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152878 | AssetCorporate Bonds & NotesFR_ACI2MB1B7
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000152878 | AssetPreferred SecuritiesFR_38141GA79
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000152878 | AssetSovereign IssuesFR_ACI2SNH69
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152878 | AssetShort-Term InstrumentsFR_912797TE7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152873 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152873 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000152873 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152873 | AssetCorporate Bonds & NotesFR_ACI2MB1B7
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000152873 | AssetPreferred SecuritiesFR_38141GA79
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000152873 | AssetSovereign IssuesFR_ACI2SNH69
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152873 | AssetShort-Term InstrumentsFR_912797TE7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152874 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152874 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000152874 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152874 | AssetCorporate Bonds & NotesFR_ACI2MB1B7
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000152874 | AssetPreferred SecuritiesFR_38141GA79
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000152874 | AssetSovereign IssuesFR_ACI2SNH69
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152874 | AssetShort-Term InstrumentsFR_912797TE7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200467 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200467 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000200467 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200467 | AssetCorporate Bonds & NotesFR_ACI2MB1B7
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000200467 | AssetPreferred SecuritiesFR_38141GA79
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000200467 | AssetSovereign IssuesFR_ACI2SNH69
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200467 | AssetShort-Term InstrumentsFR_912797TE7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.